Commitments and Contingencies - Other commitments and guarantees (Details) - GasLog LNG Services Ltd. - item	1 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2019	Dec. 31, 2015
Wartsila
Commitments
Number of existing maintenance agreements related to vessels			7
Number of additional maintenance agreements related to carriers	18
Samsung
Commitments
Number of vessels covered by agreement		19
Period of services to be provided (in years)		6 years
Number of vessels with ballast water management system installed	13